                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02871

                    LORD ABBETT DEVELOPING GROWTH FUND, INC.
                    ----------------------------------------
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2006
                          ---------

ITEM 1:         REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2006

SEMIANNUAL REPORT

LORD ABBETT
   DEVELOPING GROWTH FUND


FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

================================================================================

LORD ABBETT DEVELOPING GROWTH FUND
SEMIANNUAL REPORT

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Developing Growth Fund's strategies and performance for the six-month period ended January 31, 2006. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

A: During the period, a few major trends dominated the equity markets. Perhaps most influential was the building strength of equities, especially during the latter half of the period, as the U.S. economy proved resilient.

   Across the indexes tracked by Standard & Poor's, equities with a value bias outperformed growth stocks. However, strip away the dominance of large-capitalization stocks in market-weighted aggregate indexes - and the picture changes. In style-box fashion, mid-capitalization growth stocks led small growth equities, which in turn outperformed large value stocks. Although large value equities outperformed their growth-oriented peers in the period, large-cap growth gained substantial momentum in the broad rally experienced in November 2005 and January 2006.

   In the broad S&P Super Composite 1500(R) Index,(1) the top performing sectors during the period included energy, materials, and financials, while the underperforming sectors were consumer discretionary, telecommunications, and consumer staples.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

A: The fund returned 15.1 percent, reflecting performance at the net asset value
(NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index,(2) which returned 10.7 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, AS OF JANUARY 31, 2006, ARE: 1 YEAR: 21.23 PERCENT, 5 YEARS: 1.60 PERCENT, AND 10 YEARS: 8.41 PERCENT. Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A

================================================================================

shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

   PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED JANUARY 31, 2006?

CONTRIBUTING TO FUND PERFORMANCE

A: The healthcare sector was the strongest contributor to performance, relative to the fund's benchmark, followed by the financial services and consumer discretionary sectors.

   Demonstrating the strongest performance in the healthcare sector during the period was the healthcare company Hologic, Inc., a provider of x-ray systems. Intuitive Surgical, Inc., a manufacturer of the da Vinci Surgical System, also contributed to performance. The da Vinci Surgical System translates a surgeon's hand movements into corresponding micromovements of instruments used in operating procedures. Other strong performers were Abgenix, Inc., a biopharmaceutical company that develops antibody products to treat a variety of diseases, and WebMD Health Corp., a provider of health information services.

   The financial services sector also contributed to performance relative to the fund's benchmark for the period. Six of the top 10 largest holdings in the fund were financial services companies.

   The third strongest sector for the fund relative to its benchmark during the period was the consumer discretionary sector. In particular, Stamps.com Inc., a provider of services for purchasing and printing postage over the Internet, was a solid performer. Also, apparel and related products retailers, Guess?, Inc. and Zumiez Inc., both contributed to fund performance.

   Elsewhere, three technology holdings contributed to fund performance during the period: Red Hat, Inc., a provider of open source software and services; Trident Microsystems, Inc., a provider of integrated circuits for digital and LCD televisions; and salesforce.com, inc., a provider of application services that allow organizations to access customer information on demand.

DETRACTING FROM FUND PERFORMANCE

   The worst performing sector for the fund, relative to the fund's benchmark,

================================================================================

during the period was materials and processing. The fund's underexposure to this sector, relative to the fund's benchmark, during a time when the sector exhibited strong relative performance, took away from fund performance. The producer durables sector was the second worst performer, relative to the fund's benchmark. The third worst performing area, relative to the fund's benchmark, was the auto and transportation sector.

   Also detracting from relative performance was healthcare company Kos Pharmaceuticals, Inc. Kos is a fully integrated specialty company that provides proprietary prescription pharmaceutical products. Other healthcare companies that took away from performance were contract research organization SFBC International, Inc., and Noven Pharmaceuticals Inc., a developer of transdermal and transmucosal drug delivery systems and technologies.

   Metallurgical coal company Alpha Natural Resources, Inc., in the other energy sector, detracted from fund performance, as did a number of technology holdings. These included SRA International Inc., a provider of technology services and solutions to U.S. federal government organizations; Kanbay International, Inc., an information technology services firm focused on the financial services industry; Sapient Corp., a provider of integrated management consulting services, Internet commerce solutions, and systems implementation services; Wind River Systems, Inc., a provider of consulting services for advanced software operating systems and development tools; and WebEx Communications, Inc., a provider of real-time, interactive multimedia communications services for Websites. Bright Horizons Family Solutions, Inc., a provider of employer-sponsored childcare, early education, and work/life consulting services, detracted from the performance of the fund's holdings in the consumer discretionary sector.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

   A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

================================================================================

(1) The S&P Super Composite 1500(R) Index combines the S&P 500(R), S&P MidCap 400(R), and S&P SmallCap 600(R) indexes and is an efficient way to create a broad market portfolio representing 90 percent of U.S. equities.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of January 31, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

================================================================================

EXPENSE EXAMPLE

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through January 31, 2006).

ACTUAL EXPENSES

   For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/05 - 1/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

================================================================================

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING      ENDING       EXPENSES
                                                  ACCOUNT       ACCOUNT     PAID DURING
                                                   VALUE         VALUE        PERIOD+
                                                -----------   -----------   -----------
                                                                              8/1/05 -
                                                   8/1/05       1/31/06       1/31/06
                                                -----------   -----------   -----------
CLASS A
Actual                                          $  1,000.00   $  1,149.80   $      6.56
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,019.11   $      6.16
CLASS B
Actual                                          $  1,000.00   $  1,145.70   $      9.95
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,015.93   $      9.35
CLASS C
Actual                                          $  1,000.00   $  1,145.80   $      9.95
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,015.93   $      9.35
CLASS P
Actual                                          $  1,000.00   $  1,149.30   $      6.99
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,018.70   $      6.56
CLASS Y
Actual                                          $  1,000.00   $  1,151.40   $      4.56
Hypothetical (5% Return Before Expenses)        $  1,000.00   $  1,020.97   $      4.28

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.21% for Class A, 1.84% for Classes B and C, 1.29% for Class P, and 0.84% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

================================================================================

PORTFOLIO HOLDINGS PRESENTED BY SECTOR

JANUARY 31, 2006

SECTOR*                              %**
Auto & Transportation                2.50%
Consumer Discretionary              18.28%
Consumer Staples                     0.29%
Financial Services                  18.64%
Healthcare                          19.00%
Materials & Processing               2.83%
Other Energy                         9.13%
Producer Durables                    5.74%
Technology                          19.66%
Utilities                            0.54%
Short-Term Investment                3.39%
Total                              100.00%

 *   A sector may comprise several industries.
**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)

JANUARY 31, 2006

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 96.40%

ADVERTISING AGENCY 0.68%
aQuantive, Inc.*                                          236,014   $      6,139
                                                                    ------------
AIR TRANSPORTATION 0.80%
Aviall, Inc.*                                             210,450          7,273
                                                                    ------------
BANKS: OUTSIDE NEW YORK CITY 3.28%
PrivateBancorp, Inc.                                      167,940          6,350
State National Bancshares, Inc.*                          142,250          3,875
SVB Financial Group*                                      162,947          8,063
United Community Banks, Inc.                              169,210          4,722
Western Alliance Bancorp.*                                211,340          6,678
                                                                    ------------
TOTAL                                                                     29,688
                                                                    ------------
BEVERAGE: SOFT DRINKS 0.29%
Hansen Natural Corp.*                                      30,300          2,660
                                                                    ------------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.64%
Arthrocare Corp.*                                         155,578          6,968
Coley Pharmaceutical Group*                               176,200          2,698
PRA Int'l.*                                               126,859          3,306
Vion Pharmaceuticals, Inc.*                               989,061          1,849
                                                                    ------------
TOTAL                                                                     14,821
                                                                    ------------
BUILDING: MATERIALS 0.81%
H&E Equipment Services, Inc.*                             314,980          7,276
                                                                    ------------
BUILDING: ROOFING & WALLBOARD 0.87%
Beacon Roofing Supply, Inc.*                              236,289          7,847
                                                                    ------------
CASINOS & GAMBLING 1.00%
Scientific Games Corp. Class A*                           282,358          9,049
Shuffle Master, Inc.*                                          62              2
                                                                    ------------
TOTAL                                                                      9,051
                                                                    ------------
CHEMICALS 0.24%
Energy Conversion Devices, Inc.*                           43,700   $      2,201
                                                                    ------------
COAL 0.65%
Foundation Coal Holdings, Inc.                            132,830          5,906
                                                                    ------------
COMMUNICATIONS & MEDIA 0.26%
Traffic.com, Inc.*                                        196,830          2,362
                                                                    ------------
COMMUNICATIONS TECHNOLOGY 3.85%
Foundry Networks, Inc.*                                   437,800          6,580
Redback Networks Inc.*                                    680,149         11,460
TALX Corp.                                                323,506         10,139
WebEx Communications, Inc.*                               273,952          6,652
                                                                    ------------
TOTAL                                                                     34,831
                                                                    ------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 8.54%
Blackboard Inc.*                                          261,410          6,732
Blue Coat Systems, Inc.*                                   79,829          3,272
Concur Technologies, Inc.*                                549,500          9,078
Dealertrack Holdings, Inc.*                               266,775          5,322
Equinix, Inc.*                                            135,480          6,358
Knot, Inc. (The)*                                         341,424          4,691
Openwave System, Inc.*                                    585,114         12,615
RealNetworks, Inc.*                                       349,250          2,812
SRA Int'l., Inc.*                                         145,690          4,627
Websense, Inc.*                                           125,105          8,248
Witness Systems, Inc.*                                    348,250          6,944
Zoran Corp.*                                              333,760          6,545
                                                                    ------------
TOTAL                                                                     77,244
                                                                    ------------
COMPUTER TECHNOLOGY 1.96%
Advanced Analogic Technologies Inc.*                      217,116          3,235
Synaptics Inc.*                                           222,700          6,129
Trident Microsystems, Inc.*                               320,092          8,361
                                                                    ------------
TOTAL                                                                     17,725
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2006

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
CONSUMER ELECTRONICS 1.97%
Netflix, Inc.*                                            175,500   $      4,835
THQ Inc.*                                                 253,800          6,662
Websidestory, Inc.*                                       315,330          6,354
                                                                    ------------
TOTAL                                                                     17,851
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES 2.14%
Euronet Worldwide, Inc.*                                  226,232          7,301
Greenhill & Co., Inc                                       89,840          5,137
Jones Lang Lasalle Inc.                                   117,740          6,931
                                                                    ------------
TOTAL                                                                     19,369
                                                                    ------------
DIVERSIFIED MANUFACTURING 0.91%
Hexcel Corp.*                                             394,390          8,231
                                                                    ------------
DRUGS & PHARMACEUTICALS 3.49%
Alkermes, Inc.*                                           375,077          9,129
CV Therapeutics, Inc.*                                    230,272          5,667
Nektar Therapeutics*                                      504,100          9,981
POZEN Inc.*                                               419,450          6,804
                                                                    ------------
TOTAL                                                                     31,581
                                                                    ------------
EDUCATION SERVICES 1.37%
Bright Horizons Family Solutions, Inc.*                   196,177          7,666
Universal Technical Institute, Inc.*                      129,570          4,736
                                                                    ------------
TOTAL                                                                     12,402
                                                                    ------------
ELECTRICAL & ELECTRONICS 0.58%
Power Intergrations, Inc.*                                198,100          5,248
                                                                    ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.38%
Color Kinetics Inc.*                                      176,505          3,389
                                                                    ------------
ELECTRONICS 0.79%
Multi-Fineline Electronix, Inc.*                          133,430          7,173
                                                                    ------------
ELECTRONICS: MEDICAL SYSTEMS 3.38%
Hologic, Inc.*                                            250,460   $     12,889
Illumina, Inc.*                                           359,200          7,701
Intuitive Surgical, Inc.*                                  72,800         10,021
                                                                    ------------
TOTAL                                                                     30,611
                                                                    ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.50%
Mindspeed Technologies, Inc.*                             553,193          1,753
Monolithic Power Systems, Inc.*                           174,455          3,011
SiRF Technology Holdings, Inc.*                           280,637          9,455
Sunpower Corp.*                                           209,260          8,364
                                                                    ------------
TOTAL                                                                     22,583
                                                                    ------------
ELECTRONICS: TECHNOLOGY 0.65%
NovAtel, INC.*(a)                                         177,300          5,916
                                                                    ------------
ENERGY: MISCELLANEOUS 1.14%
TETRA Technologies, Inc.*                                 259,855         10,311
                                                                    ------------
FINANCE COMPANIES 1.65%
Int'l. Securities Exchange Inc.*                          401,230         14,906
                                                                    ------------
FINANCE: SMALL LOAN 0.84%
Nelnet, Inc. Class A*                                     184,200          7,571
                                                                    ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.82%
Digital Insight Corp.*                                    207,728          7,451
                                                                    ------------
FINANCIAL INFORMATION SERVICES 3.72%
Bankrate, Inc.*                                           160,390          6,097
Factset Research Systems, Inc.                            330,117         13,165
Morningstar, Inc.*                                        372,236         14,342
                                                                    ------------
TOTAL                                                                     33,604
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2006

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE 2.22%
Healthcare Service Group, Inc.                            204,036   $      3,993
Symbion, Inc.*                                            318,507          7,357
WebMD Health Corp. Class A*                               219,505          8,767
                                                                    ------------
TOTAL                                                                     20,117
                                                                    ------------
HEALTHCARE FACILITIES 2.05%
LCA-Vision Inc.                                           159,400          8,953
Psychiatric Solutions, Inc.*                              290,740          9,592
                                                                    ------------
TOTAL                                                                     18,545
                                                                    ------------
HEALTHCARE MANAGEMENT SERVICES 1.40%
Sierra Health Services, Inc.*                             168,660          6,683
Wellcare Health Plans, Inc.*                              148,510          6,004
                                                                    ------------
TOTAL                                                                     12,687
                                                                    ------------
INSURANCE: PROPERTY-CASUALTY 1.11%
North Pointe Holdings Corp.*                              281,830          3,946
Proassurance Corp.*                                       118,290          6,055
                                                                    ------------
TOTAL                                                                     10,001
                                                                    ------------
INVESTMENT MANAGEMENT COMPANIES 1.43%
Calamos Asset Management, Inc.                            373,069         12,960
                                                                    ------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 4.08%
Cal Dive Int'l., Inc.*                                    176,904          7,426
Hydril Co.*                                                85,775          7,064
Oil States Int'l., Inc.*                                  197,300          8,070
Superior Energy Services, Inc.*                           259,100          7,034
W-H Energy Services, Inc.*                                151,510          7,315
                                                                    ------------
TOTAL                                                                     36,909
                                                                    ------------
MACHINERY: SPECIALTY 0.82%
Bucyrus Int'l., Inc. Class A                              120,810   $      7,392
                                                                    ------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 4.76%
Kyphon Inc.*                                              152,710          6,348
LifeCell Corp.*                                           307,920          6,682
Meridian Bioscience Inc.                                  315,640          7,872
Palomar Medical Technologies, Inc.*                       138,331          5,451
Sybron Dental Specialties, Inc.*                          214,110          9,121
Ventana Medical Systems, Inc.*                            188,280          7,595
                                                                    ------------
TOTAL                                                                     43,069
                                                                    ------------
MISCELLANEOUS PRODUCER DURABLES 0.84%
BE Aerospace, Inc.*                                       360,800          7,584
                                                                    ------------
MISCELLANEOUS TECHNOLOGY 0.74%
iRobot Corp.*                                             187,700          6,673
                                                                    ------------
OIL: CRUDE PRODUCERS 3.24%
Denbury Resources Inc.*                                   203,400          6,055
Encore Acquisition Co.*                                   157,550          5,695
Energy Partners, Ltd.*                                    123,350          3,462
TODCO Class A                                             246,900         11,012
Unit Corp.*                                                51,670          3,085
                                                                    ------------
TOTAL                                                                     29,309
                                                                    ------------
PRODUCTION TECHNOLOGY EQUIPMENT 2.93%
ATMI, Inc.*                                               334,160         11,228
Varian Semicomductor Equipment Assoc., Inc.*              308,800         15,295
                                                                    ------------
TOTAL                                                                     26,523
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)

JANUARY 31, 2006

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
RETAIL 6.00%
Coldwater Creek Inc.*                                     409,656   $      8,357
Dress Barn, Inc. (The)*                                   133,400          6,155
Hibbett Sporting Goods, Inc.*                             211,922          6,496
Stamps.com Inc.*                                          406,210         11,581
Volcom, Inc.*                                             309,385         11,738
Zumiez Inc.*                                              204,765          9,898
                                                                    ------------
TOTAL                                                                     54,225
                                                                    ------------
SECURITIES BROKERAGE & SERVICES 3.61%
IntercontinentalExchange, Inc.*                           263,200         13,376
Jefferies Group Inc.                                      213,300         11,618
optionsXpress Holdings, Inc.                              261,841          7,646
                                                                    ------------
TOTAL                                                                     32,640
                                                                    ------------
SERVICES: COMMERCIAL 4.20%
Administaff, Inc.                                         175,800          7,566
Corporate Executive Board Co. (The)                        50,163          4,221
CRA Int'l., Inc.*                                          91,364          4,411
FTI Consulting, Inc.*                                     324,670          8,782
Labor Ready, Inc.*                                        303,200          7,062
Resources Connection, Inc.*                               216,823          5,895
                                                                    ------------
TOTAL                                                                     37,937
                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT 0.76%
Plantronics, Inc.                                         196,800          6,888
                                                                    ------------
TEXTILES APPAREL MANUFACTURERS 1.31%
True Religion Apparel, Inc.*                              244,000          5,724
Under Armour, Inc.*                                       151,980          6,078
                                                                    ------------
TOTAL                                                                     11,802
                                                                    ------------
TRUCKERS 1.69%
Landstar System, Inc.                                     221,490          9,369
USA Truck, Inc.*                                          219,856          5,912
                                                                    ------------
TOTAL                                                                     15,281
                                                                    ------------
UTILITIES: TELECOMMUNICATIONS 0.54%
NeuStar, Inc.*                                            167,600   $      4,862
                                                                    ------------
WHOLESALE & INTERNATIONAL TRADE 0.67%
Central European Distribution Corp.*                      156,269          6,010
                                                                    ------------
WHOLESALERS 0.80%
LKQ Corp.*                                                322,034          7,243
                                                                    ------------
TOTAL COMMON STOCKS
(cost $717,926,585)                                                      871,878
                                                                    ============

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                     ------------
SHORT-TERM INVESTMENT 3.38%

REPURCHASE AGREEMENT 3.38%

Repurchase Agreement dated 1/31/2006,
3.65% due 2/1/2006 with State
Street Bank & Trust Co. collateralized
by $31,250,000 of Federal Home Loan Mortgage Corp.
at 2.00% due 3/05/2019; value: $31,201,172;
proceeds: $30,589,719 (cost $30,586,618)             $     30,587         30,587
                                                                    ============
Total Investments in Securities 99.78%
(cost $748,513,203)                                                      902,465
                                                                    ============
CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES 0.22%                                                          1,984
                                                                    ------------
NET ASSETS 100.00%                                                  $    904,449
                                                                    ============

*    Non-income producing security.
(a)  Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

JANUARY 31, 2006

ASSETS:
Investments in securities, at value (cost $748,513,203)                            $   902,464,940
Cash                                                                                       436,254
Receivables:
  Interest and dividends                                                                    39,400
  Investment securities sold                                                            45,406,400
  Capital shares sold                                                                      629,333
Prepaid expenses and other assets                                                          131,965
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           949,108,292
--------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
  Investment securities purchased                                                       34,823,228
  Capital shares reacquired                                                              7,752,628
  Management fee                                                                           421,463
  12b-1 distribution fees                                                                  465,748
  Fund administration                                                                       49,937
  Directors' fees                                                                          517,831
  To affiliate                                                                              24,297
Accrued expenses and other liabilities                                                     604,388
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       44,659,520
==================================================================================================
NET ASSETS                                                                         $   904,448,772
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $   666,055,205
Accumulated net investment loss                                                         (4,881,015)
Accumulated net realized gain on investments                                            89,322,845
Net unrealized appreciation on investments                                             153,951,737
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   904,448,772
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $   540,594,812
Class B Shares                                                                     $   101,245,545
Class C Shares                                                                     $    61,534,695
Class P Shares                                                                     $    61,673,640
Class Y Shares                                                                     $   139,400,080
OUTSTANDING SHARES BY CLASS:
Class A Shares (875 million shares of common stock authorized, $.001 par value)         27,850,354
Class B Shares (40 million shares of common stock authorized, $.001 par value)           5,550,405
Class C Shares (25 million shares of common stock authorized, $.001 par value)           3,360,231
Class P Shares (30 million shares of common stock authorized, $.001 par value)           3,205,206
Class Y Shares (30 million shares of common stock authorized, $.001 par value)           6,969,080
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $         19.41
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                    $         20.59
Class B Shares-Net asset value                                                     $         18.24
Class C Shares-Net asset value                                                     $         18.31
Class P Shares-Net asset value                                                     $         19.24
Class Y Shares-Net asset value                                                     $         20.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JANUARY 31, 2006

INVESTMENT INCOME:
Dividends                                                                          $       791,708
Interest                                                                                   378,347
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                  1,170,055
--------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                           2,318,275
12b-1 distribution plan-Class A                                                            918,131
12b-1 distribution plan-Class B                                                            508,900
12b-1 distribution plan-Class C                                                            290,327
12b-1 distribution plan-Class P                                                            144,072
Shareholder servicing                                                                      892,443
Professional                                                                                35,297
Reports to shareholders                                                                     71,060
Fund administration                                                                        175,380
Custody                                                                                     42,581
Directors' fees                                                                             35,579
Registration                                                                                33,839
Subsidy (See Note 3)                                                                        95,674
Other                                                                                       12,549
--------------------------------------------------------------------------------------------------
Gross expenses                                                                           5,574,107
  Expense reductions (See Note 7)                                                          (18,489)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                                             5,555,618
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                     (4,385,563)
==================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                                                120,520,354
Net change in unrealized appreciation (depreciation) on investments                      3,495,635
==================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                       124,015,989
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   119,630,426
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX MONTHS
                                                                              ENDED JANUARY 31, 2006    FOR THE YEAR ENDED
DECRASE IN NET ASSETS                                                                    (UNAUDITED)         JULY 31, 2005
OPERATIONS:
Net investment loss                                                           $           (4,385,563)   $      (10,023,863)
Net realized gain (loss) on investments                                                  120,520,354            83,616,067
Net change in unrealized appreciation (depreciation) on investments                        3,495,635           129,510,725
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     119,630,426           203,102,929
==========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
  Class A                                                                                 (5,883,244)                    -
  Class B                                                                                 (1,257,662)                    -
  Class C                                                                                   (713,021)                    -
  Class P                                                                                   (769,127)                    -
  Class Y                                                                                 (1,364,022)                    -
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                       (9,987,076)                    -
==========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                         70,600,697           118,743,053
Reinvestment of distributions                                                              8,762,119                     -
Cost of shares reacquired                                                               (209,547,578)         (410,227,383)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                    (130,184,762)         (291,484,330)
==========================================================================================================================
NET DECREASE IN NET ASSETS                                                               (20,541,412)          (88,381,401)
==========================================================================================================================
NET ASSETS:
Beginning of period                                                                      924,990,184         1,013,371,585
--------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                 $          904,448,772    $      924,990,184
==========================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                               $           (4,881,015)   $         (495,452)
==========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
                               (UNAUDITED)        2005        2004        2003        2002       7/31/2001*          2001
PER SHARE OPERATING
  PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD          $     17.08      $   13.78   $   13.44   $   11.11   $   14.76   $      17.10      $      19.55
                               ===========      =========   =========   =========   =========   ============      ============
Investment operations:
  Net investment loss(a)              (.08)          (.15)       (.14)       (.11)       (.13)          (.07)             (.12)
  Net realized and
    unrealized gain (loss)            2.62           3.45         .48        2.44       (3.52)         (2.27)            (1.61)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
    Total from investment
      operations                      2.54           3.30         .34        2.33       (3.65)         (2.34)            (1.73)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
Distributions to
  shareholders from:
  Net realized gain                   (.21)             -           -           -           -              -              (.72)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
NET ASSET VALUE, END OF PERIOD $     19.41      $   17.08   $   13.78   $   13.44   $   11.11   $      14.76      $      17.10
                               ===========      =========   =========   =========   =========   ============      ============
Total Return(b)                      14.98%(c)      23.95%       2.53%      20.97%     (24.73)%       (13.68)%(c)        (9.37)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including
    expense reductions                 .61%(c)       1.20%       1.18%       1.29%       1.24%           .61%(c)          1.11%
  Expenses, excluding
    expense reductions                 .61%(c)       1.20%       1.18%       1.29%       1.24%           .61%(c)          1.11%
  Net investment loss                 (.48)%(c)     (1.00)%      (.94)%      (.95)%      (.91)%         (.46)%(c)         (.66)%

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
SUPPLEMENTAL DATA:             (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)               $   540,595      $ 497,282   $ 556,320   $ 609,041   $ 718,944   $  1,070,737      $  1,309,513
  Portfolio turnover rate            67.77%        123.83%     115.55%      71.59%      47.37%         22.14%            37.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
                               (UNAUDITED)        2005        2004        2003        2002       7/31/2001*          2001
PER SHARE OPERATING
  PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD          $     16.12      $   13.09   $   12.84   $   10.69   $   14.27   $      16.58      $      19.09
                               ===========      =========   =========   =========   =========   ============      ============
Investment operations:
  Net investment loss(a)              (.13)          (.23)       (.22)       (.17)       (.20)          (.11)             (.23)
  Net realized and
    unrealized gain (loss)            2.46           3.26         .47        2.32       (3.38)         (2.20)            (1.56)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
    Total from investment
      operations                      2.33           3.03         .25        2.15       (3.58)         (2.31)            (1.79)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
Distributions to
  shareholders from:
  Net realized gain                   (.21)             -           -           -           -              -              (.72)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
NET ASSET VALUE, END OF PERIOD $     18.24      $   16.12   $   13.09   $   12.84   $   10.69   $      14.27      $      16.58
                               ===========      =========   =========   =========   =========   ============      ============
Total Return(b)                      14.57%(c)      23.15%       1.95%      20.11%     (25.09)%       (13.93)%(c)        (9.92)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including
    expense reductions                 .93%(c)       1.84%       1.82%       1.92%       1.85%           .91%(c)          1.75%
  Expenses, excluding
    expense reductions                 .93%(c)       1.84%       1.82%       1.92%       1.85%           .91%(c)          1.75%
  Net investment loss                 (.80)%(c)     (1.64)%     (1.58)%     (1.58)%     (1.50)%         (.76)%(c)        (1.31)%

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
SUPPLEMENTAL DATA:             (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)               $   101,245      $ 108,443   $ 122,119   $ 141,698   $ 140,608   $    228,279      $    289,393
  Portfolio turnover rate            67.77%        123.83%     115.55%      71.59%      47.37%         22.14%            37.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
                               (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
PER SHARE OPERATING
  PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD          $     16.18      $   13.14   $   12.89   $   10.73   $   14.28   $      16.60      $      19.11
                               ===========      =========   =========   =========   =========   ============      ============
Investment operations:
  Net investment loss(a)              (.13)          (.23)       (.22)       (.17)       (.16)          (.11)             (.23)
  Net realized and
    unrealized gain (loss)            2.47           3.27         .47        2.33       (3.39)         (2.21)            (1.56)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
    Total from investment
      operations                      2.34           3.04         .25        2.16       (3.55)         (2.32)            (1.79)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
Distributions to
  shareholders from:
  Net realized gain                   (.21)             -           -           -           -              -              (.72)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
NET ASSET VALUE, END OF PERIOD $     18.31      $   16.18   $   13.14   $   12.89   $   10.73   $      14.28      $      16.60
                               ===========      =========   =========   =========   =========   ============      ============
Total Return(b)                      14.58%(c)      23.14%       1.94%      20.13%     (24.86)%       (13.98)%(c)        (9.86)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including
    expense reductions                 .93%(c)       1.84%       1.82%       1.92%       1.57%           .91%(c)          1.75%
  Expenses, excluding
    expense reductions                 .93%(c)       1.84%       1.82%       1.92%       1.57%           .91%(c)          1.75%
  Net investment loss                 (.80)%(c)     (1.64)%     (1.58)%     (1.58)%     (1.22)%         (.76)%(c)        (1.31)%

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
SUPPLEMENTAL DATA:             (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)               $    61,535      $  59,522   $  69,895   $  87,959   $  95,423   $    168,691      $    225,189
  Portfolio turnover rate            67.77%        123.83%     115.55%      71.59%      47.37%         22.14%            37.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
                               (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
PER SHARE OPERATING
  PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD          $     16.94      $   13.68   $   13.35   $   11.05   $   14.67   $      17.00      $      19.46
                               ===========      =========   =========   =========   =========   ============      ============
Investment operations:
  Net investment loss(a)              (.09)          (.16)       (.15)       (.11)       (.13)          (.07)             (.14)
  Net realized and
    unrealized gain (loss)            2.60           3.42         .48        2.41       (3.49)         (2.26)            (1.60)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
    Total from investment
      operations                      2.51           3.26         .33        2.30       (3.62)         (2.33)            (1.74)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
Distributions to
  shareholders from:
Net realized gain                     (.21)             -           -           -           -              -              (.72)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
NET ASSET VALUE, END OF PERIOD $     19.24      $   16.94   $   13.68   $   13.35   $   11.05   $      14.67      $      17.00
                               ===========      =========   =========   =========   =========   ============      ============
Total Return(b)                      14.93%(c)      23.83%       2.47%      20.81%     (24.68)%       (13.71)%(c)        (9.47)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including
    expense reductions                 .65%(c)       1.29%       1.27%       1.37%       1.30%           .63%(c)          1.20%
  Expenses, excluding
    expense reductions                 .65%(c)       1.29%       1.27%       1.37%       1.30%           .63%(c)          1.20%
  Net investment loss                 (.52)%(c)     (1.09)%     (1.03)%     (1.03)%      (.96)%         (.49)%(c)         (.76)%

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
SUPPLEMENTAL DATA:             (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)               $    61,674      $  68,293   $  81,007   $  89,452   $  82,576   $    121,444      $    155,975
  Portfolio turnover rate            67.77%        123.83%     115.55%      71.59%      47.37%         22.14%            37.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
                               (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
PER SHARE OPERATING
  PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD          $     17.57      $   14.12   $   13.72   $   11.30   $   14.94   $      17.28      $      19.70
                               ===========      =========   =========   =========   =========   ============      ============
Investment operations:
  Net investment loss(a)              (.05)          (.10)       (.09)       (.07)       (.07)          (.04)             (.06)
  Net realized and
    unrealized gain (loss)            2.69           3.55         .49        2.49       (3.57)         (2.30)            (1.64)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
    Total from investment
      operations                      2.64           3.45         .40        2.42       (3.64)         (2.34)            (1.70)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
Distributions to
  shareholders from:
Net realized gain                     (.21)             -           -           -           -              -              (.72)
                               -----------      ---------   ---------   ---------   ---------   ------------      ------------
NET ASSET VALUE, END OF PERIOD $     20.00      $   17.57   $   14.12   $   13.72   $   11.30   $      14.94      $      17.28
                               ===========      =========   =========   =========   =========   ============      ============
Total Return(b)                      15.14%(c)      24.43%       2.92%      21.42%     (24.36)%       (13.54)%(c)        (9.13)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including
    expense reductions                 .43%(c)        .84%        .81%        .92%        .85%           .41%(c)           .75%
  Expenses, excluding
    expense reductions                 .43%(c)        .84%        .81%        .92%        .85%           .41%(c)           .75%
  Net investment loss                 (.28)%(c)      (.64)%      (.58)%      (.58)%      (.51)%         (.26)%(c)         (.31)%

                               SIX MONTHS                                                                             YEAR
                                  ENDED                        YEAR ENDED 7/31                    2/1/2001         ENDED 1/31
                                1/31/2006       ---------------------------------------------        TO           ------------
SUPPLEMENTAL DATA:             (UNAUDITED)        2005        2004        2003        2002       7/31/2001*           2001
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)               $   139,400      $ 191,451   $ 184,031   $ 210,308   $ 213,173   $    310,416      $    350,224
  Portfolio turnover rate            67.77%        123.83%     115.55%      71.59%      47.37%         22.14%            37.86%

*    The Fund changed its fiscal year-end from January 31 to July 31.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on July 11, 1973.

The Fund's investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers five classes of shares: Classes A, B, C, P, and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the following annual rates:

    .75% of the first $100 million of average daily net assets;
    .50% over $100 million.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the "Alpha Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                  CLASS A         CLASS B      CLASS C      CLASS P
-----------------------------------------------------------------------
Service                  .25%            .25%         .25%         .20%
Distribution             .10%(1)(2)      .75%         .75%         .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of the prepaid distribution fees as of January 31, 2006 was $59,741. This amount will continue to be amortized by the Fund, generally over a two-year period.

(2) The amount of CDSC collected by the Fund for the six months ended January 31, 2006 was $7,103.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2006:

DISTRIBUTOR      DEALERS'
COMMISSIONS      CONCESSIONS
----------------------------
$    27,655      $   150,083

Distributor received CDSCs of $2,820 and $502 for Class A and Class C shares, respectively, for the six months ended January 31, 2006.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2006 and the fiscal year ended July 31, 2005 are as follows:

                                        SIX MONTHS ENDED
                                               1/31/2006     YEAR ENDED
                                             (UNAUDITED)      7/31/2005
-----------------------------------------------------------------------
Distributions paid from:
Ordinary income                         $        947,213              -
Net long-term capital gains                    9,039,863              -
-----------------------------------------------------------------------
   Total distributions paid             $      9,987,076              -
=======================================================================

As of July 31, 2005, the Fund had a capital loss carryforward of $19,508,234, which will expire in 2011.

As of January 31, 2006, the Fund's aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                $    750,161,426
--------------------------------------------------------
Gross unrealized gain                        156,767,450
Gross unrealized loss                         (4,463,936)
--------------------------------------------------------
   Net unrealized security gain         $    152,303,514
========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2006 are as follows:

PURCHASES         SALES
---------------------------------
$  582,611,673    $   734,699,856

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2006.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 9, 2005, the amount available to the funds under the Facility was increased from $200,000,000 to $250,000,000. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of January 31, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2006.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                    SIX MONTHS ENDED
                                                    JANUARY 31, 2006                        YEAR ENDED
                                                         (UNAUDITED)                     JULY 31, 2005
------------------------------------------------------------------------------------------------------
CLASS A SHARES                               SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold                               2,129,654  $    37,027,049        3,652,229  $    54,566,720
Reinvestment of distributions               316,025        5,558,878                -                -
Shares reacquired                        (3,702,267)     (64,863,912)     (14,913,368)    (224,882,400)
------------------------------------------------------------------------------------------------------
Decrease                                 (1,256,588) $   (22,277,985)     (11,261,139) $  (170,315,680)
------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------
Shares sold                                 213,993  $     3,532,109          426,366  $     6,048,560
Reinvestment of distributions                63,760        1,055,233                -                -
Shares reacquired                        (1,455,357)     (23,899,192)      (3,030,468)     (42,888,877)
------------------------------------------------------------------------------------------------------
Decrease                                 (1,177,604) $   (19,311,850)      (2,604,102) $   (36,840,317)
------------------------------------------------------------------------------------------------------
CLASS C SHARES
------------------------------------------------------------------------------------------------------
Shares sold                                 152,431  $     2,519,788          288,289  $     4,068,486
Reinvestment of distributions                31,565          524,612                -                -
Shares reacquired                          (502,419)      (8,243,677)      (1,930,366)     (27,339,503)
------------------------------------------------------------------------------------------------------
Decrease                                   (318,423) $    (5,199,277)      (1,642,077) $   (23,271,017)
------------------------------------------------------------------------------------------------------
CLASS P SHARES
------------------------------------------------------------------------------------------------------
Shares sold                                 622,051  $    10,785,460        1,261,197  $    18,673,207
Reinvestment of distributions                15,279          266,467                -                -
Shares reacquired                        (1,462,412)     (25,258,242)      (3,151,705)     (47,319,159)
------------------------------------------------------------------------------------------------------
Decrease                                   (825,082) $   (14,206,315)      (1,890,508) $   (28,645,952)
------------------------------------------------------------------------------------------------------
CLASS Y SHARES
------------------------------------------------------------------------------------------------------
Shares sold                                 928,461  $    16,736,291        2,295,639  $    35,386,080
Reinvestment of distributions                74,886        1,356,929                -                -
Shares reacquired                        (4,932,594)     (87,282,555)      (4,430,721)     (67,797,444)
------------------------------------------------------------------------------------------------------
Decrease                                 (3,929,247) $   (69,189,335)      (2,135,082) $   (32,411,364)
------------------------------------------------------------------------------------------------------

APPROVAL OF ADVISORY CONTRACTS

At meetings on December 7 and 8, 2005, the Board, including all Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2005, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board also considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund's performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month period, for the second quintile for the one- and five-year periods, and in the third quintile for the three- and ten- year periods. The Board also observed that the performance was above that of the Lipper Small-Cap Growth Index in the nine-month, one-year, and five-year periods and below that of the Index in the three- and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board also observed that in 2005 Lord Abbett had hired

Bruce Bartlett as Director of Growth Equities, with supervisory responsibility over the small-cap growth investment discipline at Lord Abbett. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed The Board observed that the contractual and actual management and administrative services fees for the Fund were approximately twenty-six basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twenty-seven basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, and the total expense ratio of Class Y was approximately sixteen basis points below the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and with respect to the Fund was not excessive.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule adequately addressed any economies of scale in managing the Fund.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from the Fund as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


        This report, when not used for the general
      information of shareholders of the fund, is to
      be distributed only if preceded or accompanied                 Lord Abbett Developing Growth Fund, Inc.
               by a current fund prospectus.

     Lord Abbett mutual fund shares are distributed by                                                             LADG-3-106
               LORD ABBETT DISTRIBUTOR LLC.                                                                            (3/06)

ITEM 2:      CODE OF ETHICS.
             Not applicable.

ITEM 3:      AUDIT COMMITTEE FINANCIAL EXPERT.
             Not applicable.

ITEM 4:      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5:      AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable.

ITEM 6:      SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 10:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not applicable.

ITEM 11:     CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

             Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:     EXHIBITS.

     (a)(1)  Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3)  Not Applicable.

      (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                       LORD ABBETT DEVELOPING GROWTH FUND, INC.


                                    /s/ Robert S. Dow
                                   -------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                    /s/ Joan A. Binstock
                                   -------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                   LORD ABBETT DEVELOPING GROWTH FUND, INC.


                                   /s/ Robert S. Dow
                                   -------------------------------------
                                   Robert S. Dow
                                   Chief Executive Officer,
                                   Chairman and President


                                   /s/ Joan A. Binstock
                                   -------------------------------------
                                   Joan A. Binstock
                                   Chief Financial Officer and Vice President


Date: March 27, 2006